CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 1)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Apr. 16, 2014 shares	Dec. 02, 2013 shares	Mar. 28, 2012 shares	Sep. 02, 2010 shares	Jul. 28, 2009 shares	May 23, 2008 shares
Temporary Equity [Line Items]
Accretion on convertible redeemable preferred shares to redemption value		¥ 250,774,772	$ 39,468,120
Series A Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		5,000,000	5,000,000
Balance at beginning of the period		¥ 68,146,852
Issuance of shares (in shares) | shares									5,000,000
Issuance of shares, net of issuance costs
Accretion on convertible redeemable preferred shares to redemption value		¥ 69,598
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(5,000,000)	(5,000,000)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (68,216,450)
Balance at end of the period (in shares) | shares
Balance at end of the period
Series B Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		12,123,314	12,123,314
Balance at beginning of the period		¥ 327,058,282
Issuance of shares (in shares) | shares								8,030,303
Issuance of shares, net of issuance costs
Accretion on convertible redeemable preferred shares to redemption value		¥ 3,451,997
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(12,123,314)	(12,123,314)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (330,510,279)
Balance at end of the period (in shares) | shares
Balance at end of the period
Series C Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		17,348,382	17,348,382
Balance at beginning of the period		¥ 575,422,644
Issuance of shares (in shares) | shares							15,679,743
Issuance of shares, net of issuance costs
Accretion on convertible redeemable preferred shares to redemption value		¥ 75,476,317
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(17,348,382)	(17,348,382)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (650,898,961)
Balance at end of the period (in shares) | shares
Balance at end of the period
Series D Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		10,000,000	10,000,000
Balance at beginning of the period		¥ 377,488,481
Issuance of shares (in shares) | shares						10,000,000
Issuance of shares, net of issuance costs
Accretion on convertible redeemable preferred shares to redemption value		¥ 51,479,102
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(10,000,000)	(10,000,000)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (428,967,583)
Balance at end of the period (in shares) | shares
Balance at end of the period
Series E Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		18,554,545	18,554,545
Balance at beginning of the period		¥ 630,205,581
Issuance of shares (in shares) | shares		4,545,455	4,545,455	4,545,455	18,554,545
Issuance of shares, net of issuance costs		¥ 153,996,180
Accretion on convertible redeemable preferred shares to redemption value		¥ 97,696,064
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(23,100,000)	(23,100,000)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (881,897,825)
Balance at end of the period (in shares) | shares
Balance at end of the period
Class A Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares		10,427,373	10,427,373
Balance at beginning of the period		¥ 295,199,496
Accretion on convertible redeemable preferred shares to redemption value		¥ 22,601,694
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares		(10,427,373)	(10,427,373)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (317,801,190)
Balance at end of the period (in shares) | shares
Balance at end of the period